Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000019792
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	(7.95%)	5.80%	5.15%
C000038802
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	(4.38%)	6.12%	5.07%
C000019791
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	(3.42%)	7.13%	5.88%
C000019790
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000019787
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-3
C000019788
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-5
C000175486
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-6
C000038768
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	7.05%	7.70%	6.96%
C000038770
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	11.44%	8.09%	6.91%
C000039365
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	12.49%	9.09%	7.74%
C000038771
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000039361
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-3
C000039364
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-5
C000038718
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	4.64%	4.96%	5.09%
C000038720
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	8.87%	5.34%	5.05%
C000039341
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	9.85%	6.33%	5.85%
C000038721
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000039337
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-3
C000039340
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-5
C000038722
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	8.68%	9.98%	8.58%
C000038724
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	13.11%	10.36%	8.53%
C000039344
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	14.17%	11.40%	9.37%
C000038725
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000039346
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-3
C000039343
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-5
C000038726
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	4.77%	3.49%	4.01%
C000038728
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	7.06%	3.48%	3.77%
C000039353
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	8.09%	4.46%	4.58%
C000038729
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000039349
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-3
C000039352
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-5
C000038730
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	10.02%	11.65%	9.58%
C000038732
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	14.53%	12.02%	9.52%
C000039359
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	15.52%	13.08%	10.37%
C000038733
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000039355
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-3
C000039358
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-5
C000038764
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	2.82%	1.62%	2.04%
C000038766
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	3.23%	1.13%	1.54%
C000090493
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	4.24%	2.12%	2.30%
C000038767
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000090496
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-3
C000090498
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-5
C000019809
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	6.48%	9.12%	8.10%
C000019808
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	11.85%	10.53%	8.89%
C000019807
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000019804
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-3
C000019805
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-5
C000175487
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-6
C000019631
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	13.71%	7.02%	10.76%
C000019630
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000019627
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-3
C000019628
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-5
C000149260
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-6
C000019720
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	4.25%	11.68%	8.83%
C000019719
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000019716
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-3
C000019717
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-5
C000175485
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-6
C000076717
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	4.19%	14.61%	8.02%
C000019589
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000019585
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-3
C000019586
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-5
C000149259
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-6
C000038734
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	(0.26%)	0.24%	1.85%
C000038736
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	1.65%	0.13%	1.56%
C000158782
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
Without Sales Load [Member] | C000019792
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.61%)	7.01%	5.74%
Without Sales Load [Member] | C000038802
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.45%)	6.12%	5.07%
Without Sales Load [Member] | C000019791
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.49%)	7.13%	5.88%
Without Sales Load [Member] | C000019790
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.29%)	7.37%	6.11%
Without Sales Load [Member] | C000019787
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.76%)	6.83%	5.59%
Without Sales Load [Member] | C000019788
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.47%)	7.16%	5.92%
Without Sales Load [Member] | C000175486
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.21%)	7.43%	6.12%
Without Sales Load [Member] | C000038768
Average Annual Return [Line Items]
Average Annual Return, Percent	13.30%	8.92%	7.56%
Without Sales Load [Member] | C000038770
Average Annual Return [Line Items]
Average Annual Return, Percent	12.44%	8.09%	6.91%
Without Sales Load [Member] | C000039365
Average Annual Return [Line Items]
Average Annual Return, Percent	13.49%	9.09%	7.74%
Without Sales Load [Member] | C000038771
Average Annual Return [Line Items]
Average Annual Return, Percent	13.66%	9.25%	7.91%
Without Sales Load [Member] | C000039361
Average Annual Return [Line Items]
Average Annual Return, Percent	12.99%	8.64%	7.30%
Without Sales Load [Member] | C000039364
Average Annual Return [Line Items]
Average Annual Return, Percent	13.37%	8.99%	7.64%
Without Sales Load [Member] | C000038718
Average Annual Return [Line Items]
Average Annual Return, Percent	10.72%	6.15%	5.69%
Without Sales Load [Member] | C000038720
Average Annual Return [Line Items]
Average Annual Return, Percent	9.87%	5.34%	5.05%
Without Sales Load [Member] | C000039341
Average Annual Return [Line Items]
Average Annual Return, Percent	10.85%	6.33%	5.85%
Without Sales Load [Member] | C000038721
Average Annual Return [Line Items]
Average Annual Return, Percent	11.03%	6.48%	6.01%
Without Sales Load [Member] | C000039337
Average Annual Return [Line Items]
Average Annual Return, Percent	10.46%	5.89%	5.43%
Without Sales Load [Member] | C000039340
Average Annual Return [Line Items]
Average Annual Return, Percent	10.80%	6.23%	5.76%
Without Sales Load [Member] | C000038722
Average Annual Return [Line Items]
Average Annual Return, Percent	15.00%	11.23%	9.19%
Without Sales Load [Member] | C000038724
Average Annual Return [Line Items]
Average Annual Return, Percent	14.11%	10.36%	8.53%
Without Sales Load [Member] | C000039344
Average Annual Return [Line Items]
Average Annual Return, Percent	15.17%	11.40%	9.37%
Without Sales Load [Member] | C000038725
Average Annual Return [Line Items]
Average Annual Return, Percent	15.33%	11.57%	9.54%
Without Sales Load [Member] | C000039346
Average Annual Return [Line Items]
Average Annual Return, Percent	14.69%	10.96%	8.93%
Without Sales Load [Member] | C000039343
Average Annual Return [Line Items]
Average Annual Return, Percent	15.10%	11.30%	9.27%
Without Sales Load [Member] | C000038726
Average Annual Return [Line Items]
Average Annual Return, Percent	8.82%	4.28%	4.41%
Without Sales Load [Member] | C000038728
Average Annual Return [Line Items]
Average Annual Return, Percent	8.06%	3.48%	3.77%
Without Sales Load [Member] | C000039353
Average Annual Return [Line Items]
Average Annual Return, Percent	9.09%	4.46%	4.58%
Without Sales Load [Member] | C000038729
Average Annual Return [Line Items]
Average Annual Return, Percent	9.15%	4.57%	4.72%
Without Sales Load [Member] | C000039349
Average Annual Return [Line Items]
Average Annual Return, Percent	8.59%	4.02%	4.15%
Without Sales Load [Member] | C000039352
Average Annual Return [Line Items]
Average Annual Return, Percent	9.00%	4.36%	4.49%
Without Sales Load [Member] | C000038730
Average Annual Return [Line Items]
Average Annual Return, Percent	16.41%	12.92%	10.20%
Without Sales Load [Member] | C000038732
Average Annual Return [Line Items]
Average Annual Return, Percent	15.53%	12.02%	9.52%
Without Sales Load [Member] | C000039359
Average Annual Return [Line Items]
Average Annual Return, Percent	16.52%	13.08%	10.37%
Without Sales Load [Member] | C000038733
Average Annual Return [Line Items]
Average Annual Return, Percent	16.77%	13.28%	10.56%
Without Sales Load [Member] | C000039355
Average Annual Return [Line Items]
Average Annual Return, Percent	16.13%	12.65%	9.95%
Without Sales Load [Member] | C000039358
Average Annual Return [Line Items]
Average Annual Return, Percent	16.50%	13.00%	10.29%
Without Sales Load [Member] | C000038764
Average Annual Return [Line Items]
Average Annual Return, Percent	5.22%	2.09%	2.28%
Without Sales Load [Member] | C000038766
Average Annual Return [Line Items]
Average Annual Return, Percent	4.23%	1.13%	1.54%
Without Sales Load [Member] | C000090493
Average Annual Return [Line Items]
Average Annual Return, Percent	5.24%	2.12%	2.30%
Without Sales Load [Member] | C000038767
Average Annual Return [Line Items]
Average Annual Return, Percent	5.44%	2.31%	2.52%
Without Sales Load [Member] | C000090496
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%	1.77%	1.96%
Without Sales Load [Member] | C000090498
Average Annual Return [Line Items]
Average Annual Return, Percent	5.21%	2.08%	2.28%
Without Sales Load [Member] | C000019809
Average Annual Return [Line Items]
Average Annual Return, Percent	12.68%	10.36%	8.71%
Without Sales Load [Member] | C000019808
Average Annual Return [Line Items]
Average Annual Return, Percent	12.85%	10.53%	8.89%
Without Sales Load [Member] | C000019807
Average Annual Return [Line Items]
Average Annual Return, Percent	12.99%	10.68%	9.08%
Without Sales Load [Member] | C000019804
Average Annual Return [Line Items]
Average Annual Return, Percent	12.51%	10.19%	8.56%
Without Sales Load [Member] | C000019805
Average Annual Return [Line Items]
Average Annual Return, Percent	12.83%	10.53%	8.89%
Without Sales Load [Member] | C000175487
Average Annual Return [Line Items]
Average Annual Return, Percent	13.10%	10.79%	9.10%
Without Sales Load [Member] | C000019631
Average Annual Return [Line Items]
Average Annual Return, Percent	14.71%	7.02%	10.76%
Without Sales Load [Member] | C000019630
Average Annual Return [Line Items]
Average Annual Return, Percent	14.83%	7.18%	11.01%
Without Sales Load [Member] | C000019627
Average Annual Return [Line Items]
Average Annual Return, Percent	14.32%	6.70%	10.46%
Without Sales Load [Member] | C000019628
Average Annual Return [Line Items]
Average Annual Return, Percent	14.65%	7.04%	10.80%
Without Sales Load [Member] | C000149260
Average Annual Return [Line Items]
Average Annual Return, Percent	14.99%	7.30%	11.08%
Without Sales Load [Member] | C000019720
Average Annual Return [Line Items]
Average Annual Return, Percent	5.21%	11.68%	8.83%
Without Sales Load [Member] | C000019719
Average Annual Return [Line Items]
Average Annual Return, Percent	5.35%	11.88%	9.04%
Without Sales Load [Member] | C000019716
Average Annual Return [Line Items]
Average Annual Return, Percent	4.84%	11.30%	8.49%
Without Sales Load [Member] | C000019717
Average Annual Return [Line Items]
Average Annual Return, Percent	5.16%	11.64%	8.82%
Without Sales Load [Member] | C000175485
Average Annual Return [Line Items]
Average Annual Return, Percent	5.45%	11.93%	9.03%
Without Sales Load [Member] | C000076717
Average Annual Return [Line Items]
Average Annual Return, Percent	5.13%	14.61%	8.02%
Without Sales Load [Member] | C000019589
Average Annual Return [Line Items]
Average Annual Return, Percent	5.47%	14.96%	8.42%
Without Sales Load [Member] | C000019585
Average Annual Return [Line Items]
Average Annual Return, Percent	4.92%	14.36%	7.84%
Without Sales Load [Member] | C000019586
Average Annual Return [Line Items]
Average Annual Return, Percent	5.18%	14.71%	8.17%
Without Sales Load [Member] | C000149259
Average Annual Return [Line Items]
Average Annual Return, Percent	5.59%	15.02%	8.46%
Without Sales Load [Member] | C000038734
Average Annual Return [Line Items]
Average Annual Return, Percent	3.60%	1.02%	2.24%
Without Sales Load [Member] | C000038736
Average Annual Return [Line Items]
Average Annual Return, Percent	2.65%	0.13%	1.56%
Without Sales Load [Member] | C000158782
Average Annual Return [Line Items]
Average Annual Return, Percent	3.88%	1.28%	2.51%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Average Annual Return, Percent	6.16%	(0.24%)	1.90%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Average Annual Return, Percent	6.16%	(0.24%)	1.90%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Average Annual Return, Percent	6.16%	(0.24%)	1.90%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Average Annual Return, Percent	6.16%	(0.24%)	1.90%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Average Annual Return, Percent	6.16%	(0.24%)	1.90%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Average Annual Return, Percent	6.16%	(0.24%)	1.90%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Average Annual Return, Percent	6.16%	(0.24%)	1.90%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Average Annual Return, Percent	6.16%	(0.24%)	1.90%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Average Annual Return, Percent	6.16%	(0.24%)	1.90%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Average Annual Return, Percent	6.16%	(0.24%)	1.90%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Average Annual Return, Percent	6.16%	(0.24%)	1.90%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Average Annual Return, Percent	6.16%	(0.24%)	1.90%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Average Annual Return, Percent	6.16%	(0.24%)	1.90%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Average Annual Return, Percent	6.16%	(0.24%)	1.90%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Average Annual Return, Percent	6.16%	(0.24%)	1.90%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Average Annual Return, Percent	6.16%	(0.24%)	1.90%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Average Annual Return, Percent	6.16%	(0.24%)	1.90%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Average Annual Return, Percent	6.16%	(0.24%)	1.90%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index
Average Annual Return, Percent	20.21%	17.26%	14.25%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index
Average Annual Return, Percent	20.21%	17.26%	14.25%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index
Average Annual Return, Percent	20.21%	17.26%	14.25%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index
Average Annual Return, Percent	20.21%	17.26%	14.25%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index
Average Annual Return, Percent	20.21%	17.26%	14.25%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
Index_BBgBarc Municipal TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.17%	1.16%	2.42%
Index_BBgBarc Municipal TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.17%	1.16%	2.42%
Index_BBgBarc Municipal TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.17%	1.16%	2.42%
Index_FTSE NAREIT All Equity REITs Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE NAREIT All Equity REIT Index
Average Annual Return, Percent	(2.61%)	7.22%	5.88%
Index_FTSE NAREIT All Equity REITs Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE NAREIT All Equity REIT Index
Average Annual Return, Percent	(2.61%)	7.22%	5.88%
Index_FTSE NAREIT All Equity REITs Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE NAREIT All Equity REIT Index
Average Annual Return, Percent	(2.61%)	7.22%	5.88%
Index_FTSE NAREIT All Equity REITs Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE NAREIT All Equity REIT Index
Average Annual Return, Percent	(2.61%)	7.22%	5.88%
Index_FTSE NAREIT All Equity REITs Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE NAREIT All Equity REIT Index
Average Annual Return, Percent	(2.61%)	7.22%	5.88%
Index_FTSE NAREIT All Equity REITs Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE NAREIT All Equity REIT Index
Average Annual Return, Percent	(2.61%)	7.22%	5.88%
Index_FTSE NAREIT All Equity REITs Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE NAREIT All Equity REIT Index
Average Annual Return, Percent	(2.61%)	7.22%	5.88%
Index_BBgBarc Credit 1-3 Yr TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Credit 1-3 Year Index
Average Annual Return, Percent	5.57%	2.37%	2.52%
Index_BBgBarc Credit 1-3 Yr TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Credit 1-3 Year Index
Average Annual Return, Percent	5.57%	2.37%	2.52%
Index_BBgBarc Credit 1-3 Yr TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Credit 1-3 Year Index
Average Annual Return, Percent	5.57%	2.37%	2.52%
Index_BBgBarc Credit 1-3 Yr TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Credit 1-3 Year Index
Average Annual Return, Percent	5.57%	2.37%	2.52%
Index_BBgBarc Credit 1-3 Yr TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Credit 1-3 Year Index
Average Annual Return, Percent	5.57%	2.37%	2.52%
Index_BBgBarc Credit 1-3 Yr TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Credit 1-3 Year Index
Average Annual Return, Percent	5.57%	2.37%	2.52%
Index_Russell 2000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	14.41%	11.50%	9.36%
Index_Russell 2000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	14.41%	11.50%	9.36%
Index_Russell 2000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	14.41%	11.50%	9.36%
Index_Russell 2000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	14.41%	11.50%	9.36%
Index_Russell 2000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	14.41%	11.50%	9.36%
Index_Russell 2000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	14.41%	11.50%	9.36%
Index_Russell 2000 Growth TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	18.81%	8.94%	9.65%
Index_Russell 2000 Growth TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	18.81%	8.94%	9.65%
Index_Russell 2000 Growth TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	18.81%	8.94%	9.65%
Index_Russell 2000 Growth TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	18.81%	8.94%	9.65%
Index_Russell 2000 Growth TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	18.81%	8.94%	9.65%
Index_S&P SmallCap 600 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600 Index
Average Annual Return, Percent	5.51%	12.17%	9.28%
Index_S&P SmallCap 600 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600 Index
Average Annual Return, Percent	5.51%	12.17%	9.28%
Index_S&P SmallCap 600 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600 Index
Average Annual Return, Percent	5.51%	12.17%	9.28%
Index_S&P SmallCap 600 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600 Index
Average Annual Return, Percent	5.51%	12.17%	9.28%
Index_S&P SmallCap 600 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600 Index
Average Annual Return, Percent	5.51%	12.17%	9.28%
Index_Russell 2000 Value TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Average Annual Return, Percent	9.87%	13.85%	8.66%
Index_Russell 2000 Value TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Average Annual Return, Percent	9.87%	13.85%	8.66%
Index_Russell 2000 Value TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Average Annual Return, Percent	9.87%	13.85%	8.66%
Index_Russell 2000 Value TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Average Annual Return, Percent	9.87%	13.85%	8.66%
Index_Russell 2000 Value TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Average Annual Return, Percent	9.87%	13.85%	8.66%